REVENUE (Tables)	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues
The following table presents the Company's disaggregated revenues by similar types of products and services for the three and nine months ended September 30, 2022 and September 30, 2021:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021

	(U.S. Dollars in thousands)
Diversified produce	$1,239,237	$1,250,837	$3,718,109	$3,446,629
Tropical fruit	607,833	404,537	1,962,481	404,537
Fresh packed vegetables	70,542	39,552	211,926	39,552
Value added salads	246,144	174,287	698,920	174,287
Health foods and consumer goods	30,532	35,313	90,690	100,258
Commercial cargo	49,774	21,770	144,946	21,770
Other	23,476	15,889	45,583	15,889
Total revenue, net	$2,267,538	$1,942,185	$6,872,655	$4,202,922
The following table presents the Company's disaggregated revenues by channel for the three and nine months ended September 30, 2022 and September 30, 2021:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,385,731	$1,091,601	$4,181,215	$2,383,518
Wholesale	666,833	651,314	2,087,905	1,393,254
Food service	135,310	131,455	368,068	299,512
Commercial cargo	49,774	21,770	144,946	21,770
Other	3,298	15,889	8,464	15,889
Revenue from sales to investments in unconsolidated affiliates	26,592	30,156	82,057	88,979
Total revenue, net	$2,267,538	$1,942,185	$6,872,655	$4,202,922